Carnival Corporation & Plc Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Statement of Comprehensive Income [Abstract]
Net Income	$ 1,757	$ 1,216	$ 1,055
Items Included in Other Comprehensive (Loss) Income
Change in foreign currency translation adjustment	(1,078)	(746)	332
Other	(47)	(31)	36
Other Comprehensive (Loss) Income	(1,125)	(777)	368
Total Comprehensive Income	$ 632	$ 439	$ 1,423